Accounts receivable, net - Allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Balance at beginning of the year	$ 1,764	$ 9,329	$ 7,604
Additions		72	1,137
Reversals	(188)	(481)
Write-off	(2)	(7,375)
Exchange difference	(145)	219	588
Balance at end of the year	$ 1,429	$ 1,764	$ 9,329